Filed Pursuant to Rule 497(e)

Registration No. 033-01719

GABELLI ASSET FUND, INC. (the “Fund”)

Supplement dated June 25, 2019, to the Fund’s Summary Prospectus and Statutory Prospectus,

both dated April 30, 2019.

Effective July 1, 2019, Brian C. Sponheimer is added as an Associate Portfolio Manager of the Fund. The Fund will continue to also be managed by Mario J. Gabelli, Kevin V. Dreyer, Christopher J. Marangi, and Jeffrey J. Jonas.

To reflect the addition of the associate portfolio manager, please note the following changes.

The sub-section “Management—The Portfolio Managers” in the “Summary of the Fund” section of the Summary Prospectus and Statutory Prospectus is replaced in its entirety with the following:

The Portfolio Managers. Mr. Mario J. Gabelli, CFA, Chief Investment Officer — Value Portfolios of the Adviser, has served as portfolio manager of the Fund since its inception on January 22, 1986. Mr. Kevin V. Dreyer, Managing Director and Co-Chief Investment Officer of the Value Team of GAMCO Investors, Inc. and a portfolio manager of the Adviser, has served as a portfolio manager of the Fund since September 1, 2009. Mr. Christopher Marangi, Managing Director and Co-Chief Investment Officer of the Value Team of GAMCO Investors, Inc. and a portfolio manager of the Adviser, has served as a portfolio manager of the Fund since December 1, 2010. Mr. Jeffrey J. Jonas, CFA, a portfolio manager of the Adviser, has served as a portfolio manager of the Fund since October 1, 2012. Mr. Brian C. Sponheimer, Senior Vice President of GAMCO Investors, Inc. and a portfolio manager of the Adviser, has served as an associate portfolio manager of the Fund since July 1, 2019.

The following paragraphs are added immediately after the fourth paragraph in the section “Management of the Fund—The Portfolio Managers” of the Statutory Prospectus:

Brian C. Sponheimer, a Senior Vice President of GAMCO Investors, Inc., serves as an associate portfolio manager of the Fund. Mr. Sponheimer joined Gabelli in 2008 as a research analyst covering automotive and trucking companies. Currently he is a Senior Vice President of GAMCO Investors, Inc., a portfolio manager of Gabelli Funds, LLC, and a lead analyst on the firm’s Industrial Research team.

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Filed Pursuant to Rule 497(e)

Registration No. 033-01719

GABELLI ASSET FUND, INC. (the “Fund”)

Supplement dated June 25, 2019, to the Fund’s Statement of Additional Information,

dated April 30, 2019.

Effective July 1, 2019, Brian C. Sponheimer is added as an Associate Portfolio Manager of the Fund. The Fund will also continue to be co-managed by Mario J. Gabelli, Kevin V. Dreyer, Christopher J. Marangi, and Jeffrey J. Jonas.

To reflect the addition, please note the following:

In the “Portfolio Manager Information” section, under the “Other Accounts Managed” sub-section, the following is added with information as of March 31, 2019:

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Brian C. Sponheimer	Registered Investment Companies:	1	$2.4 billion	1	$2.4 billion
	Other Pooled Investment Vehicles:	1	$2.9 million	1	$2.9 million
	Other Accounts:	8	$1.2 million	0	$0

The sub-section “Ownership of Shares in the Fund” is replaced in its entirety with the following:

Ownership of Shares in the Fund

Set forth in the table below is the dollar range of equity securities in the Fund beneficially owned by the Fund’s portfolio managers:

Name	Dollar Range of Equity Securities Held in the Fund*
Mario J. Gabelli	G
Kevin V. Dreyer	D
Jeffrey J. Jonas	A
Christopher J. Marangi	A
Brian C. Sponheimer	A

*	Key to Dollar Ranges - Information as of December 31, 2018, except for Mr. Sponheimer’s information, which is as of March 31, 2019.
A.	None
B.	$1 – $10,000
C.	$10,001 – $50,000
D.	$50,001 – $100,000
E.	$100,001 – $500,000
F.	$500,001 – $1,000,000
G.	Over $1,000,000

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